Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Estimated future benefit payments	€ 352,908	€ 317,942
Less than 1 year
Defined benefit pension plans
Estimated future benefit payments	28,191	24,645
1 - 3 years
Defined benefit pension plans
Estimated future benefit payments	60,421	53,882
3 - 5 years
Defined benefit pension plans
Estimated future benefit payments	67,795	60,444
5 - 10 years
Defined benefit pension plans
Estimated future benefit payments	€ 196,501	€ 178,971